Securities Act Registration No. 333-189870

Investment Company Act Registration No. 811-22865

As filed with the Securities and Exchange Commission on May 15, 2020

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.          ☐

Post-Effective Amendment No. 57            ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 58            ☒

(Check appropriate box or boxes.)

Forethought Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

10 West Market Street, Suite 2300, Indianapolis, IN 46204

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 317-223-2703

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

John O’Hanlon

Dechert LLP

One International Place, 40th Floor

Boston, MA 02110

617-728-7111 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ On (date) pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ On (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio, Global Atlantic Goldman Sachs Core Fixed Income Portfolio, Global Atlantic Goldman Sachs Global Equity Insights Portfolio, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, each a series of the Trust.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hartford, State of Connecticut on the 15th day of May, 2020.

Forethought Variable Insurance Trust

By:	/s/Robert M. Arena, Jr.
Robert M. Arena, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/Robert M. Arena, Jr.	Trustee and President (Principal Executive	May 15, 2020
Robert M. Arena, Jr.	Officer)

/s/Trent Statczar	Treasurer (Principal Financial Officer &	May 15, 2020
Trent Statczar	Principal Accounting Officer)

Joseph Breslin*	Trustee	May 15, 2020
Joseph Breslin

Mark Garbin*	Trustee	May 15, 2020
Mark Garbin

Mitchell E. Appel*	Trustee	May 15, 2020
Mitchell E. Appel

April Galda*	Trustee	May 15, 2020
April Galda

By:		Date:
	/s/Robert M. Arena, Jr.	May 15, 2020
Robert M. Arena, Jr., President
Attorney-in-Fact

* Pursuant to Powers of Attorney previously filed on April 29, 2020 in the Registrant’s Registration Statement in Post-Effective Amendment No. 55, and hereby incorporated by reference.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document